Interest and Finance Costs	12 Months Ended
Dec. 31, 2015
Interest and Finance Costs [Abstract]
Interest and Finance Costs

12.       Interest and Finance Costs

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	2015	2014	2013
Interest expense on bank debt (Note 7)	$3,541	$3,282	$3,029
Interest expense and other fees on related party debt (Note 3)	2,945	3,247	1,195
Amortization of deferred financing costs (Note 7)	268	196	197
Commitment fees and other (Note 7)	412	21	133
Total	$7,166	$6,746	$4,554